QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	February 28, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 0.9%
AT&T Inc.	22,987	$641,107
Cogent Communications Holdings Inc.	36,250	2,169,563
Liberty Global PLC, Class C Shares	125,000	3,037,500	*
Verizon Communications Inc.	11,466	634,070

Total Diversified Telecommunication Services		6,482,240

Entertainment - 2.4%
Activision Blizzard Inc.	40,000	3,824,400
Electronic Arts Inc.	43,965	5,889,991
Netflix Inc.	9,400	5,065,190	*
Take-Two Interactive Software Inc.	17,683	3,261,806	*

Total Entertainment		18,041,387

Interactive Media & Services - 6.5%
Alphabet Inc., Class A Shares	6,200	12,535,842	*
Alphabet Inc., Class C Shares	9,018	18,368,403	*
Facebook Inc., Class A Shares	70,500	18,162,210	*

Total Interactive Media & Services		49,066,455

Wireless Telecommunication Services - 0.4%
Telephone & Data Systems Inc.	163,567	2,926,214

TOTAL COMMUNICATION SERVICES		76,516,296

CONSUMER DISCRETIONARY - 11.8%
Automobiles - 1.5%
Ford Motor Co.	453,500	5,305,950	*
Tesla Inc.	9,000	6,079,500	*

Total Automobiles		11,385,450

Hotels, Restaurants & Leisure - 0.3%
MGM Resorts International	59,200	2,237,168

Household Durables - 1.4%
PulteGroup Inc.	141,463	6,381,396
Toll Brothers Inc.	76,800	4,102,656

Total Household Durables		10,484,052

Internet & Direct Marketing Retail - 4.9%
Amazon.com Inc.	10,000	30,929,300	*
eBay Inc.	100,000	5,642,000

Total Internet & Direct Marketing Retail		36,571,300

Multiline Retail - 0.5%
Target Corp.	20,000	3,668,800

Specialty Retail - 2.5%
Dick’s Sporting Goods Inc.	49,000	3,497,130

See Notes to Schedule of Investments.

QS U.S. Large Cap Equity Fund 2021 Quarterly Report	1

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Home Depot Inc.	43,323	$11,192,064
TJX Cos. Inc.	56,000	3,695,440

Total Specialty Retail		18,384,634

Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp.	17,000	5,543,870	*

TOTAL CONSUMER DISCRETIONARY		88,275,274

CONSUMER STAPLES - 4.7%
Beverages - 0.9%
Monster Beverage Corp.	74,269	6,516,362	*

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	16,300	5,395,300
Kroger Co.	162,682	5,239,987

Total Food & Staples Retailing		10,635,287

Food Products - 1.2%
Hershey Co.	30,000	4,369,500
Ingredion Inc.	55,000	4,961,000

Total Food Products		9,330,500

Household Products - 0.6%
Procter & Gamble Co.	35,366	4,368,762

Tobacco - 0.6%
Altria Group Inc.	35,000	1,526,000
Philip Morris International Inc.	34,000	2,856,680

Total Tobacco		4,382,680

TOTAL CONSUMER STAPLES		35,233,591

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Devon Energy Corp.	160,900	3,465,786
Valero Energy Corp.	75,029	5,775,732

TOTAL ENERGY		9,241,518

FINANCIALS - 11.2%
Banks - 4.0%
Associated Banc-Corp.	128,024	2,579,684
CIT Group Inc.	160,000	7,256,000
Citizens Financial Group Inc.	97,500	4,235,400
JPMorgan Chase & Co.	34,138	5,024,090
Regions Financial Corp.	307,348	6,340,589
Zions Bancorp NA	91,377	4,858,515

Total Banks		30,294,278

Capital Markets - 1.2%
Ameriprise Financial Inc.	12,467	2,758,199

See Notes to Schedule of Investments.

2	QS U.S. Large Cap Equity Fund 2021 Quarterly Report

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Bank of New York Mellon Corp.	43,500	$1,833,960
BGC Partners Inc., Class A Shares	1,050,000	4,704,000

Total Capital Markets		9,296,159

Consumer Finance - 2.0%
Ally Financial Inc.	62,200	2,581,300
Discover Financial Services	57,911	5,447,688
Synchrony Financial	175,061	6,771,359

Total Consumer Finance		14,800,347

Diversified Financial Services - 0.5%
Berkshire Hathaway Inc., Class B Shares	16,078	3,866,920	*

Insurance - 1.9%
Allstate Corp.	30,945	3,298,737
Everest Re Group Ltd.	15,000	3,627,150
Hartford Financial Services Group Inc.	93,632	4,746,206
Unum Group	84,000	2,224,320

Total Insurance		13,896,413

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
New Residential Investment Corp.	400,000	4,112,000

Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	620,700	7,560,126

TOTAL FINANCIALS		83,826,243

HEALTH CARE - 12.0%
Biotechnology - 4.3%
AbbVie Inc.	22,000	2,370,280
ACADIA Pharmaceuticals Inc.	50,000	2,448,500	*
Halozyme Therapeutics Inc.	50,000	2,262,500	*
Regeneron Pharmaceuticals Inc.	13,400	6,037,638	*
Sage Therapeutics Inc.	48,000	4,080,000	*
Seagen Inc.	35,200	5,319,072	*
United Therapeutics Corp.	28,000	4,681,040	*
Vertex Pharmaceuticals Inc.	25,000	5,313,750	*

Total Biotechnology		32,512,780

Health Care Equipment & Supplies - 1.9%
Haemonetics Corp.	22,988	2,907,982	*
Quidel Corp.	27,400	4,500,724	*
West Pharmaceutical Services Inc.	23,430	6,575,629

Total Health Care Equipment & Supplies		13,984,335

Health Care Providers & Services - 3.4%
Chemed Corp.	4,500	2,003,445
Humana Inc.	18,567	7,048,962

See Notes to Schedule of Investments.

QS U.S. Large Cap Equity Fund 2021 Quarterly Report	3

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
Molina Healthcare Inc.	30,000	$6,502,800	*
UnitedHealth Group Inc.	29,500	9,800,490

Total Health Care Providers & Services		25,355,697

Health Care Technology - 0.7%
Veeva Systems Inc., Class A Shares	17,683	4,953,185	*

Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories Inc., Class A Shares	6,600	3,857,700	*

Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co.	45,000	2,759,850
Eli Lilly & Co.	8,753	1,793,402
Johnson & Johnson	29,310	4,644,463

Total Pharmaceuticals		9,197,715

TOTAL HEALTH CARE		89,861,412

INDUSTRIALS - 6.7%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	16,091	5,314,053

Building Products - 0.5%
Trane Technologies PLC	24,000	3,677,760

Electrical Equipment - 1.0%
GrafTech International Ltd.	637,900	7,546,357

Industrial Conglomerates - 0.6%
Carlisle Cos. Inc.	30,000	4,357,500

Machinery - 1.5%
Cummins Inc.	27,500	6,963,000
Parker-Hannifin Corp.	15,030	4,313,009

Total Machinery		11,276,009

Professional Services - 1.7%
Exponent Inc.	70,000	6,752,900
FTI Consulting Inc.	36,000	4,123,800	*
ManpowerGroup Inc.	19,400	1,832,136

Total Professional Services		12,708,836

Road & Rail - 0.7%
Kansas City Southern	15,030	3,191,470
Old Dominion Freight Line Inc.	10,500	2,255,085

Total Road & Rail		5,446,555

TOTAL INDUSTRIALS		50,327,070

INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 1.1%
Cisco Systems Inc.	190,091	8,529,383

See Notes to Schedule of Investments.

4	QS U.S. Large Cap Equity Fund 2021 Quarterly Report

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.0%
Avnet Inc.	50,000	$1,903,500
Jabil Inc.	123,779	5,343,540

Total Electronic Equipment, Instruments & Components		7,247,040

IT Services - 3.4%
Alliance Data Systems Corp.	50,000	4,825,000
Mastercard Inc., Class A Shares	18,000	6,369,300
PayPal Holdings Inc.	46,700	12,134,995	*
Visa Inc., Class A Shares	12,378	2,628,963

Total IT Services		25,958,258

Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices Inc.	40,000	3,380,400	*
Applied Materials Inc.	69,495	8,213,614
Intel Corp.	30,172	1,833,854
Lam Research Corp.	19,300	10,946,767
NVIDIA Corp.	23,900	13,111,062
Texas Instruments Inc.	51,900	8,940,813

Total Semiconductors & Semiconductor Equipment		46,426,510

Software - 12.3%
Adobe Inc.	20,000	9,193,400	*
Crowdstrike Holdings Inc., Class A Shares	36,700	7,927,200	*
Dropbox Inc., Class A Shares	211,983	4,779,157	*
Fortinet Inc.	48,628	8,210,838	*
Intuit Inc.	21,838	8,519,877
Manhattan Associates Inc.	20,300	2,495,885	*
Microsoft Corp.	154,724	35,954,763
Qualys Inc.	26,525	2,577,169	*
Slack Technologies Inc., Class A Shares	175,000	7,162,750	*
Zoom Video Communications Inc., Class A Shares	15,400	5,753,594	*

Total Software		92,574,633

Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc.	370,000	44,866,200
Xerox Holdings Corp.	55,000	1,401,400

Total Technology Hardware, Storage & Peripherals		46,267,600

TOTAL INFORMATION TECHNOLOGY		227,003,424

MATERIALS - 3.5%
Chemicals - 1.4%
CF Industries Holdings Inc.	45,000	2,037,600
Eastman Chemical Co.	31,000	3,387,060
Huntsman Corp.	192,000	5,241,600

Total Chemicals		10,666,260

See Notes to Schedule of Investments.

QS U.S. Large Cap Equity Fund 2021 Quarterly Report	5

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	SHARES	VALUE
Containers & Packaging - 0.6%
International Paper Co.	91,066	$4,521,427

Metals & Mining - 0.8%
Steel Dynamics Inc.	138,000	5,738,040

Paper & Forest Products - 0.7%
Domtar Corp.	150,304	5,568,763

TOTAL MATERIALS		26,494,490

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Boston Properties Inc.	35,000	3,469,550
CoreCivic Inc.	310,000	2,225,800
Gaming and Leisure Properties Inc.	41,766	1,854,410
Iron Mountain Inc.	118,000	4,105,220
Lamar Advertising Co., Class A Shares	54,994	4,761,931
Life Storage Inc.	27,000	2,265,300
Medical Properties Trust Inc.	274,200	5,919,978
Weyerhaeuser Co.	52,000	1,761,240

Total Equity Real Estate Investment Trusts (REITs)		26,363,429

Real Estate Management & Development - 1.1%
CBRE Group Inc., Class A Shares	60,000	4,546,200	*
Jones Lang LaSalle Inc.	22,100	3,844,958	*

Total Real Estate Management & Development		8,391,158

TOTAL REAL ESTATE		34,754,587

UTILITIES - 2.7%
Electric Utilities - 0.8%
IDACORP Inc.	26,525	2,287,516
OGE Energy Corp.	70,732	2,070,325
Portland General Electric Co.	34,000	1,433,440

Total Electric Utilities		5,791,281

Gas Utilities - 0.9%
National Fuel Gas Co.	77,000	3,498,880
Spire Inc.	48,628	3,229,872

Total Gas Utilities		6,728,752

Independent Power and Renewable Electricity Producers - 1.0%
AES Corp.	294,421	7,819,822

TOTAL UTILITIES		20,339,855

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $451,580,618)		741,873,760

See Notes to Schedule of Investments.

6	QS U.S. Large Cap Equity Fund 2021 Quarterly Report

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $8,387,318)	0.010%	8,387,318	$8,387,318

TOTAL INVESTMENTS - 99.9% (Cost - $459,967,936)			750,261,078
Other Assets in Excess of Liabilities - 0.1%			512,528

TOTAL NET ASSETS - 100.0%			$750,773,606

*	Non-income producing security.

At February 28, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	36	3/21	$6,551,775	$6,856,560	$304,785

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS U.S. Large Cap Equity Fund 2021 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$741,873,760	—	—	$741,873,760
Short-Term Investments†	8,387,318	—	—	8,387,318

Total Investments	$750,261,078	—	—	$750,261,078

Other Financial Instruments:
Futures Contracts	$304,785	—	—	$304,785

Total	$750,565,863	—	—	$750,565,863

†	See Schedule of Investments for additional detailed categorizations.

10